Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of lawsuits and proceedings that resulted in provisions

	December 31, 2021			December 31, 2020
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	168,258	(10,780)	157,478	160,705	(10,553)	150,152
Supplier claims (ii)	477,854	(123)	477,731	410,734	(358)	410,376
Other civil claims (iii)	95,601	(2,523)	93,078	86,083	(2,505)	83,578
Tax claims (iv)	57,509	(2,693)	54,816	59,678	(2,410)	57,268
Labor claims (v)	349,962	(15,864)	334,098	316,880	(15,503)	301,377
Environmental claims (vi)	331,326	(34)	331,292	249,582	(31)	249,551
Total	1,480,510	(32,017)	1,448,493	1,283,662	(31,360)	1,252,302

Current	809,821	—	809,821	760,209	—	760,209
Noncurrent	670,689	(32,017)	638,672	523,453	(31,360)	492,093

Schedule of changes in provisions

(II) Changes

	December 31, 2020	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2021
Customer claims (i)	160,705	32,996	29,685	(30,972)	(24,156)	168,258
Supplier claims (ii)	410,734	92,135	90,788	(71,238)	(44,565)	477,854
Other civil claims (iii)	86,083	15,477	12,850	(10,056)	(8,753)	95,601
Tax claims (iv)	59,678	8,630	8,054	(15,133)	(3,720)	57,509
Labor claims (v)	316,880	100,245	36,373	(66,220)	(37,316)	349,962
Environmental claims (vi)	249,582	40,477	50,957	(33)	(9,657)	331,326
Subtotal	1,283,662	289,960	228,707	(193,652)	(128,167)	1,480,510
Escrow deposits	(31,360)	(39,586)	(11,852)	48,805	1,976	(32,017)
Total	1,252,302	250,374	216,855	(144,847)	(126,191)	1,448,493

	December 31, 2019	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2020
Customer claims (i)	253,665	16,465	19,638	(78,640)	(50,423)	160,705
Supplier claims (ii)	153,654	149,566	201,259	(68,801)	(24,944)	410,734
Other civil claims (iii)	93,910	15,944	11,109	(23,009)	(11,871)	86,083
Tax claims (iv)	59,143	4,333	2,737	(1,875)	(4,660)	59,678
Labor claims (v)	325,129	61,782	35,541	(61,039)	(44,533)	316,880
Environmental claims (vi)	192,950	35,392	27,718	—	(6,478)	249,582
Subtotal	1,078,451	283,482	298,002	(233,364)	(142,909)	1,283,662
Escrow deposits	(42,643)	(12,907)	(2,225)	18,675	7,740	(31,360)
Total	1,035,808	270,575	295,777	(214,689)	(135,169)	1,252,302
	December 31, 2018	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2019
Customer claims (i)	290,649	57,314	53,929	(99,379)	(48,848)	253,665
Supplier claims (ii)	67,985	54,223	102,686	(42,948)	(28,292)	153,654
Other civil claims (iii)	98,302	28,888	18,713	(9,766)	(42,227)	93,910
Tax claims (iv)	63,335	11,821	2,918	(4,982)	(13,949)	59,143
Labor claims (v)	302,935	167,995	61,483	(112,084)	(95,200)	325,129
Environmental claims (vi)	170,419	42,198	24,358	(312)	(43,713)	192,950
Subtotal	993,625	362,439	264,087	(269,471)	(272,229)	1,078,451
Escrow deposits	(100,763)	(14,051)	(11,844)	19,191	64,824	(42,643)
Total	892,862	348,388	252,243	(250,280)	(207,405)	1,035,808

Lawsuits deemed as contingent liabilities

(b)       Lawsuits deemed as contingent liabilities

The Company is party to lawsuits and administrative proceedings relating to environmental, tax, civil and labor claims, which are assessed as contingent liabilities in the financial statements, since it either does not expect outflows to be required or the amount of the obligation cannot be reliably measured. Contingent liabilities, net of escrow deposits, are represented as follows:

	December 31, 2021	December 31, 2020
Customer claims (i)	173,875	110,508
Supplier claims (ii)	1,521,935	1,350,308
Other civil claims (iii)	852,735	758,800
Tax claims (iv)	1,548,781	1,253,636
Labor claims (v)	1,095,841	1,005,648
Environmental claims (vi)	3,201,716	5,981,837
Total	8,394,883	10,460,737